Basis of Presentation	9 Months Ended
Sep. 30, 2014
Basis of Presentation [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

The unaudited condensed consolidated financial statements of ServiceMaster Global Holdings, Inc. include the accounts of ServiceMaster Global Holdings, Inc. (“Holdings”) and its majority-owned subsidiary partnerships, limited liability companies and corporations (collectively, the “Company,” “we,” “us, and “our”), including The ServiceMaster Company, LLC (“SvM”). The unaudited condensed consolidated financial statements of The ServiceMaster Company, LLC include the accounts of SvM and its majority-owned subsidiary partnerships, limited liability companies and corporations. All consolidated Company subsidiaries are wholly-owned. Intercompany transactions and balances have been eliminated.

The Company is a leading provider of essential residential and commercial services. The Company’s services include termite and pest control, home warranties, disaster restoration, janitorial, residential cleaning, furniture repair and home inspection. The Company provides these services through an extensive service network of company-owned, franchised and licensed locations operating primarily under the following leading brands: Terminix, American Home Shield, ServiceMaster Restore, ServiceMaster Clean, Merry Maids, Furniture Medic and AmeriSpec.

The unaudited condensed consolidated financial statements have been prepared by the Company in accordance with generally accepted accounting principles in the United States (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The Company recommends that the quarterly unaudited condensed consolidated financial statements of Holdings be read in conjunction with the audited consolidated financial statements and the notes thereto included in Holdings’ Registration Statement on Form S-1 (File No. 333-194772), as amended (the “2014 Form S-1”), and the unaudited quarterly condensed consolidated financial statements of SvM be read in conjunction with the audited consolidated financial statements and the notes thereto included in SvM’s Annual Report on Form 10-K for the year ended December 31, 2013, as filed with the SEC (the “2013 Form 10-K”). The unaudited condensed consolidated financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods presented. The results of operations for any interim period are not indicative of the results that might be achieved for a full year.

TruGreen Spin-off

On January 14, 2014, the Company completed a separation transaction (the “TruGreen Spin-off”) resulting in the spin-off of the assets and certain liabilities of the business that comprise the lawn, tree and shrub care services previously conducted by the Company primarily under the TruGreen brand name (collectively, the “TruGreen Business”) through a tax-free, pro rata dividend to the stockholders of Holdings. As a result of the completion of the TruGreen Spin-off, TruGreen Holding Corporation (“New TruGreen”) operates the TruGreen Business as a private independent company. The historical results of the TruGreen Business, including the results of operations, cash flows and related assets and liabilities, are reported as discontinued operations for all periods presented herein.

Reverse Stock Split

On June 13, 2014, Holdings effected a 2-for-3 reverse stock split of its common stock. Holdings’ accompanying unaudited condensed consolidated financial statements and notes thereto give retroactive effect to the reverse stock split for all periods presented.

Initial Public Offering

On June 25, 2014, Holdings’ registration statement on Form S-1 was declared effective by the SEC for an initial public offering of its common stock. Holdings registered the offering and sale of 35,900,000 shares of its common stock and an additional 5,385,000 shares of its common stock sold to the underwriters pursuant to an option to purchase additional shares. On July 1, 2014, Holdings completed the offering of 41,285,000 shares of its common stock at a price of $17.00 per share. The net proceeds and use of proceeds in connection with the offering are summarized in the table below:

(In millions)
Net Proceeds
Gross proceeds	$702
Underwriting discounts and commissions	(35)
Offering expenses	(4)
Net Proceeds	$663

(In millions)
Use of Proceeds
Partial redemption of 8% 2020 Notes(1)	$234
Partial redemption of 7% 2020 Notes(1)	289
Principal payment of Old Term Facilities(1)	120
Consulting agreement termination fees(2)	21
Use of Proceeds	$663

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(1)	See Note 10 for further details of the total debt reduction of $835 million in July 2014.

(2)	See Note 15 for further details on the termination of the consulting agreements.